Segment Information	12 Months Ended
Dec. 31, 2013
Segment Information

17. SEGMENT INFORMATION

The Company designs, develops and markets high performance, low-power semiconductor products for the multimedia consumer electronics market. The Company currently operates as one reportable segment. The chief operating decision maker is the Chief Executive Officer.

The Company groups its products into three categories, based on the markets and products in which its ICs may be used. The following summarizes the Company’s revenue by product category:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Mobile Storage	152,838	202,093	185,488
Mobile Communications	56,629	67,564	31,022
Other products	14,378	11,713	8,798

	223,845	281,370	225,308

Revenue is attributed to a geographic area based on the bill-to location. The following summarizes the Company’s revenue by geographic area:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Taiwan	61,174	74,034	47,653
United States	25,535	20,230	22,528
Japan	2,769	5,363	3,936
Korea	78,718	137,797	115,287
China	49,000	37,507	29,129
Others	6,649	6,439	6,775

	223,845	281,370	225,308

Major customers representing at least 10% of net sales

	Year Ended December 31
	2011		2012		2013
	US$	%	US$	%	US$	%
Samsung	61,370	28	98,368	35	36,037	16
SK Hynix	*	*	*	*	67,977	30

*	Less than 10%

Long-lived assets (property and equipment, net) by geographic area were as follows:

	Year Ended December 31
	2011	2012	2013
	US$	US$	US$
Taiwan	17,317	16,799	24,066
United States	91	58	54
Korea	2,980	2,226	1,773
China	4,340	4,303	4,302

	24,728	23,386	30,195